PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
	Auto Components – 2.7%
319,113	Dana, Inc.	$7,282,159
136,804	Goodyear Tire & Rubber Co. (The)(a)	2,916,661
40,937	LCI Industries	6,380,850

		16,579,670

	Banks – 15.4%
128,529	Ameris Bancorp	6,385,321
150,850	Atlantic Union Bankshares Corp.	5,625,197
119,078	Bryn Mawr Bank Corp.	5,359,701
182,586	Cadence Bank	5,439,237
181,713	CVB Financial Corp.	3,890,475
275,568	Home BancShares, Inc.	6,710,081
146,774	Meta Financial Group, Inc.	8,756,537
280,201	OceanFirst Financial Corp.	6,220,462
78,320	Pinnacle Financial Partners, Inc.	7,479,560
107,551	Popular, Inc.	8,823,484
66,748	Prosperity Bancshares, Inc.	4,825,880
57,412	SouthState Corp.	4,599,275
99,805	Triumph Bancorp, Inc.(a)	11,884,779
96,185	Wintrust Financial Corp.	8,735,522

		94,735,511

	Biotechnology – 0.9%
26,739	United Therapeutics Corp.(a)	5,777,763

	Building Products – 2.3%
32,080	Armstrong World Industries, Inc.	3,725,129
176,947	Quanex Building Products Corp.	4,384,747
68,079	UFP Industries, Inc.	6,263,949
		14,373,825
	Capital Markets – 1.7%
64,920	Donnelley Financial Solutions, Inc.(a)	3,060,329
103,405	Stifel Financial Corp.	7,281,780

		10,342,109

	Chemicals – 2.8%
32,188	Ashland Global Holdings, Inc.	3,465,360
67,845	Cabot Corp.	3,812,889
48,593	Ingevity Corp.(a)	3,484,118
169,186	Valvoline, Inc.	6,308,946

		17,071,313

	Commercial Services & Supplies – 2.7%
59,236	Clean Harbors, Inc.(a)	5,909,976
89,131	IAA, Inc.(a)	4,511,811
242,300	KAR Auction Services, Inc.(a)	3,784,726

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
44,115	VSE Corp.	$2,688,368

		16,894,881

	Communications Equipment – 1.1%
375,216	Viavi Solutions, Inc.(a)	6,611,306

	Construction & Engineering – 2.2%
93,381	AECOM(a)	7,223,021
120,156	Arcosa, Inc.	6,332,221

		13,555,242

	Consumer Finance – 0.7%
94,994	PROG Holdings, Inc.(a)	4,285,179

	Containers & Packaging – 1.0%
117,548	TriMas Corp.	4,349,276
26,825	UFP Technologies, Inc.(a)	1,884,725

		6,234,001

	Diversified Consumer Services – 1.3%
99,437	Frontdoor, Inc.(a)	3,644,366
259,010	Houghton Mifflin Harcourt Co.(a)	4,170,061

		7,814,427

	Diversified Financial Services – 0.9%
149,644	Cannae Holdings, Inc.(a)	5,259,987

	Diversified Telecommunication Services – 0.5%
110,049	Frontier Communications Parent, Inc.(a)	3,245,345

	Electric Utilities – 0.8%
72,343	ALLETE, Inc.	4,799,958

	Electrical Equipment – 2.0%
44,549	Atkore, Inc.(a)	4,953,403
35,203	AZZ, Inc.	1,946,374
230,123	Vertiv Holdings Co.	5,746,172

		12,645,949

	Electronic Equipment, Instruments & Components – 5.1%
38,303	Advanced Energy Industries, Inc.	3,487,871
130,581	Kimball Electronics, Inc.(a)	2,841,443
12,733	Littelfuse, Inc.	4,006,820
151,773	Methode Electronics, Inc.	7,462,678
31,859	TD SYNNEX Corp.	3,643,395
317,723	TTM Technologies, Inc.(a)	4,734,073
181,527	Vontier Corp.	5,578,325

		31,754,605

	Energy Equipment & Services – 1.7%
348,478	ChampionX Corp.(a)	7,042,740

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
87,531	DMC Global, Inc.(a)	$3,467,103

		10,509,843

	Entertainment – 0.5%
106,769	Liberty Media Corp.-Liberty Braves, Class C(a)	3,000,209

	Food Products – 2.7%
331,026	Dole PLC	4,409,267
18,218	J&J Snack Foods Corp.	2,877,715
224,623	Nomad Foods Ltd.(a)	5,703,178
356,008	Whole Earth Brands, Inc.(a)	3,823,526

		16,813,686

	Health Care Equipment & Supplies – 2.9%
30,936	CONMED Corp.	4,385,487
124,868	Inmode Ltd.(a)	8,813,184
157,238	Lantheus Holdings, Inc.(a)	4,542,606

		17,741,277

	Health Care Providers & Services – 0.4%
18,542	AMN Healthcare Services, Inc.(a)	2,268,243

	Health Care Technology – 1.0%
344,378	Allscripts Healthcare Solutions, Inc.(a)	6,353,774

	Hotels, Restaurants & Leisure – 2.4%
25,437	Churchill Downs, Inc.	6,127,773
14,794	Cracker Barrel Old Country Store, Inc.	1,903,100
38,857	Marriott Vacations Worldwide Corp.	6,566,056

		14,596,929

	Household Durables – 1.6%
121,693	KB Home	5,443,328
59,915	Skyline Champion Corp.(a)	4,732,087

		10,175,415

	Household Products – 1.0%
60,466	Spectrum Brands Holdings, Inc.	6,150,602

	Independent Power & Renewable Electricity Producers – 1.2%
88,036	NextEra Energy Partners LP	7,430,238

	Insurance – 1.8%
118,835	Employers Holdings, Inc.	4,917,392
82,925	First American Financial Corp.	6,487,223

		11,404,615

	Internet & Direct Marketing Retail – 0.6%
486,892	Qurate Retail, Inc., Class A	3,700,379

	IT Services – 5.1%
57,814	Alliance Data Systems Corp.	3,848,678
51,461	Concentrix Corp.	9,191,964

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
78,836	CSG Systems International, Inc.	$4,542,530
32,352	Euronet Worldwide, Inc.(a)	3,855,388
180,807	International Money Express, Inc.(a)	2,885,680
208,244	Unisys Corp.(a)	4,283,579
18,839	WEX, Inc.(a)	2,644,807

		31,252,626

	Leisure Products – 1.0%
63,310	Brunswick Corp.	6,377,216

	Machinery – 6.2%
43,456	Alamo Group, Inc.	6,395,854
58,355	Albany International Corp., Class A	5,161,500
111,107	Altra Industrial Motion Corp.	5,729,788
126,859	Columbus McKinnon Corp.	5,868,497
20,993	John Bean Technologies Corp.	3,223,685
37,646	Kadant, Inc.	8,676,650
103,261	Miller Industries, Inc.	3,448,918

		38,504,892

	Marine – 1.1%
415,675	Genco Shipping & Trading Ltd.	6,650,800

	Media – 2.4%
207,501	Gray Television, Inc.	4,183,220
58,348	John Wiley & Sons, Inc., Class A	3,341,590
73,396	Loyalty Ventures, Inc.(a)	2,207,018
62,218	Scholastic Corp.	2,486,231
68,473	Thryv Holdings, Inc.(a)	2,816,295

		15,034,354

	Metals & Mining – 0.9%
173,822	Arconic Corp.(a)	5,737,864

	Multi-Utilities – 1.6%
210,891	MDU Resources Group, Inc.	6,503,878
60,243	NorthWestern Corp.	3,443,490

		9,947,368

	Paper & Forest Products – 0.3%
92,400	Glatfelter Corp.	1,589,280

	Pharmaceuticals – 0.7%
152,530	Supernus Pharmaceuticals, Inc.(a)	4,447,775

	Professional Services – 2.9%
43,267	Insperity, Inc.	5,110,265
103,185	Korn Ferry	7,814,200
63,089	Science Applications International Corp.	5,273,610

		18,198,075

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Office Property – 0.4%
134,940	Orion Office REIT, Inc.(a)	$2,519,330

	REITs – Single Tenant – 0.8%
67,391	Agree Realty Corp.	4,809,022

	REITs – Storage – 0.9%
92,678	CubeSmart	5,274,305

	REITs – Warehouse/Industrials – 2.1%
77,993	Rexford Industrial Realty, Inc.	6,326,012
140,795	STAG Industrial, Inc.	6,752,528

		13,078,540

	Semiconductors & Semiconductor Equipment – 2.4%
239,618	Rambus, Inc.(a)	7,042,373
197,618	Tower Semiconductor Ltd.(a)	7,841,482

		14,883,855

	Software – 0.5%
85,938	ACI Worldwide, Inc.(a)	2,982,049

	Specialty Retail – 1.4%
171,975	Aaron’s Co., Inc. (The)	4,239,184
150,975	Urban Outfitters, Inc.(a)	4,432,626

		8,671,810

	Technology Hardware, Storage & Peripherals – 0.5%
70,733	Super Micro Computer, Inc.(a)	3,108,715

	Thrifts & Mortgage Finance – 0.9%
42,908	Federal Agricultural Mortgage Corp., Class C	5,317,588

	Tobacco – 0.6%
98,498	Turning Point Brands, Inc.	3,721,254

	Trading Companies & Distributors – 3.3%
200,693	Alta Equipment Group, Inc.(a)	2,938,145
83,274	Herc Holdings, Inc.	13,036,545
54,820	McGrath RentCorp	4,399,853

		20,374,543

	Water Utilities – 0.5%
195,915	Pure Cycle Corp.(a)	2,860,359

	Wireless Telecommunication Services – 0.7%
141,524	United States Cellular Corp.(a)	4,460,836

	Total Common Stocks (Identified Cost $383,756,266)	611,928,737

Principal Amount	Description	Value (†)
Short-Term Investments – 0.9%
$5,361,040	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $5,361,040 on 1/03/2022 collateralized by $4,527,800 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $5,468,262 including accrued interest(b) (Identified Cost $5,361,040)	$5,361,040

	Total Investments – 100.0% (Identified Cost $389,117,306)	617,289,777
	Other assets less liabilities – (0.0)%	(199,033)

	Net Assets – 100.0%	$617,090,744

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$611,928,737	$—	$—	$611,928,737
Short-Term Investments	—	5,361,040	—	5,361,040

Total	$611,928,737	$5,361,040	$—	$617,289,777

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2021 (Unaudited)

Banks	15.4%
Machinery	6.2
Electronic Equipment, Instruments & Components	5.1
IT Services	5.1
Trading Companies & Distributors	3.3
Professional Services	2.9
Health Care Equipment & Supplies	2.9
Chemicals	2.8
Commercial Services & Supplies	2.7
Food Products	2.7
Auto Components	2.7
Media	2.4
Semiconductors & Semiconductor Equipment	2.4
Hotels, Restaurants & Leisure	2.4
Building Products	2.3
Construction & Engineering	2.2
REITs—Warehouse/Industrials	2.1
Electrical Equipment	2.0
Other Investments, less than 2% each	31.5
Short-Term Investments	0.9

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%